Equity Securities, Net Gains (Losses) from Equity Securities Not Held for Trading (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Securities [Abstract]
Net gains from equity securities carried at fair value	$ 125	$ 442	$ 84
Impairment write-downs	(523)	(773)	(1,307)
Net unrealized gains (losses)	375	679	578
Net realized gains (losses)	267	722	204
Total net gains (losses) from equity securities not carried at fair value	119	628	(525)
Total net gains (losses) from equity securities	244	$ 1,070	$ (441)
Deconsolidation, gain (loss), amount	146
Deconsolidation, revaluation of retained investment, gain (loss), amount	$ 101